Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	16.71%	10.42%	10.02%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	16.62%	10.36%	9.96%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	16.57%	10.30%	9.88%
Columbia Select Mid Cap Growth Fund - Class C - [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	14.41%	9.21%	8.78%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	16.58%	10.31%	9.88%
Columbia Select Mid Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	9.61%	8.73%	8.95%
Without Sales Load [Member] | Columbia Select Mid Cap Growth Fund - Class C - [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	15.41%	9.21%	8.78%
Without Sales Load [Member] | Columbia Select Mid Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	16.27%	10.03%	9.60%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® Midcap Growth Index
Average Annual Return, Percent		19.07%	10.50%	10.61%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell® 3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.